Summary of Significant Accounting Policies (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accounting records of the Plan are maintained on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Benefit Plan Administration Committee determines the Plan’s valuation policies utilizing information provided by the investment advisors and custodian. See Note 3 for discussion of fair value measurements.

Purchases and sales are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation and depreciation includes the Plan’s realized gains and losses and the unrealized appreciation and depreciation of investments.

Benefit Payments	Benefit Payments Benefits are recorded when paid.
Notes Receivable From Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses was recorded as of December 31, 2025 or 2024. If a participant ceases to make note repayments and the Plan administrator deems the participant note to be in default, the participant note balance is reduced and a benefit payment is recorded based on the terms of the Plan document.

Administrative Expenses

Administrative Expenses

The Plan’s expenses are paid either by the Plan or the Company, as provided by the Plan document. Expenses paid by the Company are excluded from these financial statements. Certain expenses incurred in connection with the general administration of the Plan paid by the Plan are recorded as deductions in the accompanying statements of changes in net assets available for benefits. Fees related to the administration of notes receivable from participants and benefit payments are charged directly to the participant’s account and are included in administrative expense.

Subsequent Events

Subsequent Events

On August 12, 2025, the Plan amended provisions to allow for Roth in-plan conversions, traditional after-tax contributions, and Qualified Disaster Recovery Distributions, effective January 1, 2026.

Other than the amendment disclosed above, the plan administrator evaluated events and transactions occurring after the date of the statement of net assets through the date the financial statements were issued, and noted no events subject to recognition or disclosure.